Deposits (Tables)	12 Months Ended
Dec. 31, 2017
Banking and Thrift [Abstract]
Deposits
Deposits at December 31, 2017 and 2016 are summarized as follows:

	In Thousands
	2017	2016
Demand deposits	$239,559	226,971
Savings accounts	136,549	123,749
Negotiable order of withdrawal accounts	495,930	454,487
Money market demand accounts	648,606	628,321
Certificates of deposit $250,000 or greater	67,614	64,938
Other certificates of deposit	370,608	360,871
Individual retirement accounts $250,000 or greater	6,954	8,417
Other individual retirement accounts	71,925	74,381
	$2,037,745	1,942,135

Principal Maturities of Certificate of Deposit and Individual Retirement Accounts
Principal maturities of certificates of deposit and individual retirement accounts at December 31, 2017 are as follows:

(In Thousands)
Maturity	Total
2018	$255,732
2019	102,230
2020	76,186
2021	47,816
2022	21,769
Thereafter	13,368
$517,101